Long-term loans	12 Months Ended
Dec. 31, 2013
Long-term loans [Abstract]
Long-term loans
Note 12 - Long-term loans

During 2010 and 2011, the Company received long-term loans from Bank Leumi L'Israel in the total amount of $2,500. The long-term loans were subject to certain financial covenants described in Note 15(D).

In August 2011, the Company received a long-term loan from Bank Mizrahi in the amount of $2,000. The long-term loan was subject to certain financial covenants. See also Note 15(E).

In December 2013 the outstanding balance of the long-term loans was repaid ahead of the original schedule.